Commitments - Other (Details) lb in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) $ / oz item oz t lb	Jun. 01, 2021 USD ($) $ / oz
Antamina
Commitments
Attributable payable production of silver to be purchased (as a percent)	22.50%
Payment for each ounce of silver (as a percent)	5.00%
Term Of Agreement Committed	40 years
Fixed silver payability (as a percent)	90.00%
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	15.00%
Maximum ounces of quantity of delivered Silver ounces before purchase price decreases	86,000,000
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery	5.00%
Cumulative silver ounces delivered	34,000,000
Antapaccay
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz	20
Payment for each ounce of silver (in dollars per ounce) | $ / oz	20
Term Of Agreement Committed	40 years
Ounces of gold receivable for each 1,000 tonnes of copper	300
Copper for 300 ounces of gold | t	1,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold	630,000
Percentage of gold receivable after initial threshold is achieved	30.00%
Ounces of silver receivable for each 1,l000 tonnes of copper	4,700
Copper for 4,700 ounces of silver | t	1,000
Maximum ounces of silver receivable	10,000,000
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	30.00%
Percentage of spot price of gold on which on-going price is paid	20.00%
Maximum ounces of gold on which on-going price of spot price is payable	750,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	30.00%
Maximum ounces of quantity of delivered Silver ounces before purchase price decreases	12,800,000
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery	20.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	30.00%
Cumulative gold ounces delivered	547,730
Cumulative silver ounces delivered	8,600,000
Candelaria
Commitments
Attributable payable production of gold to be purchased (as a percent)	68.00%
Attributable payable production of silver to be purchased (as a percent)	68.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	400
Payment for each ounce of silver (in dollars per ounce) | $ / oz	4
Term Of Agreement Committed	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	40.00%
Maximum ounces of gold on which on-going price of spot price is payable	720,000
Cumulative gold ounces delivered	672,550
Cumulative silver ounces delivered	11,400,000
Maximum ounces of quantity of delivered silver ounces before payable production to be purchased decreases	12,000,000
Casa Berardi
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz	20
Term Of Agreement Committed	40 years
Quantity of fixed gold delivery, per year | item	6,500
Variable deliveries, casa berardi	5.00%
Variable deliveries, heva hosco	2.50%
Cascabel
Commitments
Attributable payable production of gold to be purchased (as a percent)	14.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	20
Payment for each ounce of gold (as a percent)	20.00%
Term Of Agreement Committed	40 years
Percentage of gold receivable after initial threshold is achieved	8.40%
Ounces of gold delivered	525,000
Investment commitments | $	$ 239,100,000
Cooke 4
Commitments
Attributable payable production of gold to be purchased (as a percent)	7.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	400
Term Of Agreement Committed	40 years
Cobre Panama Fixed Payment Stream
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz	418
Payment for each ounce of silver (in dollars per ounce) | $ / oz	6.27
Term Of Agreement Committed	40 years
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold	808,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	50.00%
Maximum ounces of quantity of delivered Silver ounces before purchase price decreases	9,842,000
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	50.00%
Cumulative gold ounces delivered	361,011
Cumulative silver ounces delivered	4,100,000
Maximum ounces of quantity of delivered silver ounces before payable production to be purchased decreases	21,510,000
Percent of payable silver production to be purchased under the stream agreement	62.10%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	63.40%
Purchase price per ounce of gold per ounce upon delivery initial post inflation adjustment | $ / oz	418.27
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold	1,341,000
Purchase price per ounce of silver per ounce upon delivery initial post inflation adjustment | $ / oz	6.27
Ounces of gold receivable per every 1 million pounds of copper produced	120
Copper for stated ounces of gold | lb	1
Copper pounds per gold ounces to purchase threshold 2	81
Ounces of gold receivable per every 1 million pounds of copper produced | lb	1
Maximum ounces of gold receivable for second threshold	1,716,188
Ounces of silver receivable per every 1 million pounds of copper produced | lb	1
Copper for stated ounces of silver | lb	1
Number of payable Silver ounces to be purchased per quantity of pounds of copper	1,776
Ounces of silver receivable per every 1 million pounds of copper produced	1,376
Maximum ounces of silver on which on-going price of spot price is payable	29,731,000
Cobre Panama Floating Payment Stream
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz	20
Payment for each ounce of silver (in dollars per ounce) | $ / oz	20
Term Of Agreement Committed	40 years
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold	202,000
Maximum ounces of gold on which on-going price of spot price is payable	604,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	50.00%
Maximum ounces of quantity of delivered Silver ounces before purchase price decreases	2,460,500
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	50.00%
Cumulative gold ounces delivered	90,253
Cumulative silver ounces delivered	1,000,000
Maximum ounces of quantity of delivered silver ounces before payable production to be purchased decreases	9,618,000
Percent of payable silver production to be purchased under the stream agreement	15.53%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	15.85%
Ounces of gold receivable per every 1 million pounds of copper produced	30
Copper for stated ounces of gold | lb	1
Copper pounds per gold ounces to purchase threshold 2	20.25
Ounces of gold receivable per every 1 million pounds of copper produced | lb	1
Maximum ounces of gold receivable for second threshold	429,047
Ounces of silver receivable per every 1 million pounds of copper produced	344
Copper for stated ounces of silver | lb	1
Number of payable Silver ounces to be purchased per quantity of pounds of copper	444
Ounces of silver receivable per every 1 million pounds of copper produced | lb	1
Maximum ounces of silver on which on-going price of spot price is payable	7,432,750
Condestable
Commitments
Attributable payable production of gold to be purchased (as a percent)	63.00%
Attributable payable production of silver to be purchased (as a percent)	63.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	20
Payment for each ounce of gold (as a percent)	20.00%
Payment for each ounce of silver (in dollars per ounce) | $ / oz	20
Payment for each ounce of silver (as a percent)	20.00%
Term Of Agreement Committed	40 years
Percentage of gold receivable after initial threshold is achieved	37.50%
Maximum ounces of silver receivable	291,000
Cumulative gold ounces delivered	46,203
Cumulative silver ounces delivered	1,500,000
Maximum ounces of gold receivable for first threshold	8,760
Deliveries of ounces of refined gold threshold	87,600
Refined gold delivery as percentage of production from stream area	63.00%
Deliveries of refined silver threshold ounces	2,910,000
Refined silver delivery as percentage of production from stream area	63.00%
Percentage of silver delivered after second phase	37.50%
Guadalupe-Palmarejo
Commitments
Attributable payable production of gold to be purchased (as a percent)	50.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	800
Term Of Agreement Committed	40 years
Karma
Commitments
Attributable payable production of gold to be purchased (as a percent)	4.875%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	20
Term Of Agreement Committed	40 years
Percentage of spot price of gold on which on-going price is paid	20.00%
New Prosperity
Commitments
Attributable payable production of gold to be purchased (as a percent)	22.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	400
Term Of Agreement Committed	40 years
Investment commitments | $	$ 350,000,000
Gold purchase price as percentage of spot price post second threshold delivered	1.00%
Sabodala
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz	20
Term Of Agreement Committed	40 years
Percentage of gold receivable after initial threshold is achieved	6.00%
Percentage of spot price of gold on which on-going price is paid	20.00%
Cumulative gold ounces delivered	55,616
Maximum ounces of gold threshold	105,750
Maximum ounces of gold receivable (per month)	783.33
Sudbury
Commitments
Attributable payable production of gold to be purchased (as a percent)	50.00%
Attributable payable production of platinum group metals to be purchased (as a percent)	50.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	400
Payment for each ounce of PGM (in dollars per ounce) | $ / oz	400
Term Of Agreement Committed	40 years
Percentage of purchase commitment	50.00%
Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz	800
Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Payment for each ounce of gold (as a percent)	60.00%
Sudbury | Gold spot price is greater than $2,000
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz	1,200
Tocantinzinho
Commitments
Attributable payable production of gold to be purchased (as a percent)	12.50%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	20
Payment for each ounce of gold (as a percent)	20.00%
Term Of Agreement Committed	40 years
Maximum ounces of gold on which on-going price of spot price is payable	300,000
Cumulative gold ounces delivered	36,714
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	7.50%
Western Limb
Commitments
Attributable payable production of platinum group metals to be purchased (as a percent)	1.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	5
Payment for each ounce of PGM (in dollars per ounce) | $ / oz	5
Term Of Agreement Committed	40 years
Cumulative gold ounces delivered	24,948
Cumulative platinum ounces delivered	13,524
Percentage of gold from 4E PGM concentrate to be delivered until first threshold ounces met	1.10%
Initial threshold ounces of gold delivered	87,500
Percentage of gold from 4E PGM concentrate to be delivered until second threshold ounces met	0.75%
Aggregate second threshold ounces of gold delivered	237,000
Percentage of gold from 4E PGM concentrate to be delivered after second threshold ounces met for remaining life of mine	80.00%
Percentage of platinum concentrate to be delivered until second threshold ounces met	2.10%
Threshold initial ounces of platinum delivered.	48,000
Maximum ounces of platinum available for delivery	294,000
Gold purchase price as percentage of spot price post second threshold delivered	10.00%
Bottom of range | Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $ / oz		800
Bottom of range | Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $ / oz		1,333
Bottom of range | Sudbury | Gold spot price is greater than $2,000
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $		2,000
Top of range | Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Gold spot price per oz maximum threshold (in dollar per ounce) | $ / oz		1,333
Top of range | Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Gold spot price per oz maximum threshold (in dollar per ounce) | $ / oz		2,000